Equity	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Equity

32.	Equity
32.1.	Share capital (net of share issuance costs)

As of December 31, 2024 and December 31, 2023, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

32.2.	Capital reserve

Capital reserve comprises treasury shares owned by Petrobras, in the amount of US$ 1, at December 31, 2024 and December 31, 2023.

32.3.	Capital transactions
32.3.1.	Incremental costs directly attributable to the issue of shares

It includes any transaction costs directly attributable to the issuance of new shares, net of taxes.

32.3.2.	Change in interest in subsidiaries

It includes any excess of amounts paid/received over the carrying value of the interest acquired/disposed. Changes in interests in subsidiaries that do not result in loss of control of the subsidiary are equity transactions.

32.3.3.	Treasury shares

Shares held in treasury in the amount of US$ 1,118, at December 31, 2024 and US$ 737 at December 31, 2023, are represented by 222,760 common shares and 155,541,409 preferred shares.

On January 29, 2025, the Board of Directors approved the cancellation of all treasury shares, without reducing the share capital (see note 36).

32.4.	Appropriation of net income
32.4.1.	Profit reserves

The following table presents the final balance of profit reserves as disclosed in the Statements of changes in shareholders’ equity:

	Legal	R&D reserve	Capital remuneration	Tax incentives	Profit retention	Additional dividends proposed	Total
Balance at January 1, 2023	11,574	3,281	−	1,677	43,038	6,864	66,434
Additional dividends proposed	−	−	−	−	−	(6,864)	(6,864)
Transfer to reserves	1,272	116	8,428	321	−	−	10,137
Dividends	−	−	−	−	−	2,934	2,934
Balance at December 31, 2023	12,846	3,397	8,428	1,998	43,038	2,934	72,641

Balance at January 1, 2024	12,846	3,397	8,428	1,998	43,038	2,934	72,641
Additional dividends proposed	−	−	(4,244)	−	−	(2,934)	(7,178)
Transfer to reserves	−	−	−	130	−	−	130
Dividends	−	−	(4,184)	−	(1,440)	1,477	(4,147)
Balance at December 31, 2024	12,846	3,397	−	2,128	41,598	1,477	61,446

Legal reserve

It represents the accumulated balance of 5% of the net income for each year, calculated pursuant to article 193 of the Brazilian Corporation Law, limited to 20% of the share capital (calculated in Brazilian reais). The balance of this reserve may only be used to compensate losses or increase capital and reached the legal limit on December 31, 2023.

Statutory reserves

In accordance with the Company's Bylaws, the constitution of the statutory reserves below must be considered in the proposal for distribution of net income, observing the following order of priority:

•	Reserve for research and development (R&D): constituted with the appropriation of net income by applying 0.5% of the year-end share capital, with the accumulated balance not exceeding 5% of the share capital, aiming at funding technological R&D programs. The balance of this reserve reached the limit on December 31, 2023.
•	Capital remuneration reserve: may be constituted through the appropriation of up to 70% of the adjusted net income for the year, subject to article 202 of the Brazilian Corporation Law and to the Shareholders Remuneration Policy, limited to the share capital, with the purpose of ensuring resources for the payment of dividends, interest on capital or other form of shareholder remuneration provided for by law, its anticipations, shares repurchases authorized by law, absorption of losses and, as a remaining purpose, incorporation into the share capital.

Tax incentives reserve

Government grants are recognized in the statement of income and are appropriated from retained earnings to the tax incentive reserve pursuant to article 195-A of Brazilian Corporation Law. This reserve may only be used to offset losses or increase share capital.

As of December 31, 2024, this reserve referring to a subsidy incentive for investments, granted by the Superintendencies for Development of the Northeast Region of Brazil (SUDENE) and of the Amazon (SUDAM).

Profit retention reserve

It includes funds intended for capital expenditures, primarily in oil and gas exploration and development activities, as per the capital budget of the Company, pursuant to article 196 of the Brazilian Corporation Law.

32.4.2.	Distributions to shareholders

Distributions to shareholders are made by means of dividends, interest capital and share repurchases based on the limits defined in the Brazilian Corporation Law, in the Company’s bylaws and in the shareholders remuneration policy.

Pursuant to Brazilian Corporation Law, the Company’s shareholders are entitled to receive minimum mandatory dividends (and/or interest on capital) of 25% of the adjusted net income for the year in proportion to the number of common and preferred shares held by them.

To the extent the Company proposes dividend distributions, preferred shares have priority in dividend distribution, which is based on the highest of 3% of the preferred shares’ net book value or 5% of the preferred share capital. Preferred shares participate under the same terms as common shares in capital increases resulting from the capitalization of profit reserves or retained earnings. However, this priority does not necessarily grant dividend distributions to the preferred shareholders in the event of loss for a year.

The payment of dividends may be made only to preferred shareholders if the priority dividends absorb all the adjusted net income for the year or reach an amount equal to or greater than the mandatory minimum dividend of 25%.

a)	Shareholders Remuneration Policy

The Company’s policy on distributions to shareholders, approved by the Company’s Board of Directors on July 28, 2023, defines the following:

•	minimum distribution of US$ 4,000 for fiscal years when the average Brent price exceeds US$ 40 per barrel, which shall be distributed regardless of its level of indebtedness, provided that the parameters set forth in the policy are observed. This distribution will be equal to both common and preferred shares, once it exceeds the minimum value for preferred shares provided for in the Company's bylaws;
•	in the event of gross debt (comprising current and non-current finance debt and lease liability) equal to or less than the maximum debt level defined in the strategic plan (US$ 75,000 in the 2025-2029 Business Plan), in addition to the existence of net income attributable to shareholders of Petrobras, to be verified at the end of the year, the Company shall distribute to its shareholders 45% of the difference between consolidated net cash provided by operating activities and consolidated cash used in the acquisition of PP&E and intangible assets and on the acquisition of equity interests, calculated in Brazilian reais, provided that the result of this calculation exceeds
US$ 4,000 and does not compromise the financial sustainability of the Company. This calculation will be applied on a quarterly basis;
•	any amounts related to share repurchases, as disclosed in the consolidated statement of cash flows, are be deducted from the amount resulting of the formula applied each quarter;
•	the Company may, in exceptional cases, distribute extraordinary remuneration to its shareholders, higher than the minimum mandatory dividends or than the amount calculated according to this policy, provided that the financial sustainability of the Company is preserved;
•	the distribution of remuneration to shareholders shall be made on a quarterly basis;
•	the Company may exceptionally distribute dividends even if there is no net income for the year, in accordance with the rules provided for the Brazilian Corporation Law and the criteria defined in this policy.

Petrobras seeks, through its shareholders remuneration policy, to ensure short, medium and long-term financial sustainability, providing predictability to the dividend payments to shareholders.

b)	Share Repurchase Program

On August 3, 2023, the Board of Directors approved a Share Repurchase Program, for the acquisition of up to 157.8 million preferred shares issued by the Company, on the Brazilian Stock Exchange (B3), to be held in treasury with subsequent cancellation, without reduction of share capital. This program was carried in the scope of the revised Shareholders Remuneration Policy.

On August 4, 2024, the Program was closed, resulting in the repurchase of 155,468,500 preferred shares in the amount of US$ 1,116, including transaction costs (US$ 407 thousand), of which:

i.	104,064,000 preferred shares repurchased from August to December 2023 in the amount of US$ 735 (including transaction costs); and
ii.	51,404,500 preferred shares repurchased from January to June 2024 in the amount of US$ 381 (including transaction costs).

On January 29, 2025, the Board of Directors approved the cancellation of all treasury shares, without reducing the share capital (see note 36).

c)	Proposed remuneration to the shareholders of Petrobras

For 2024, the proposed remuneration to the shareholders of Petrobras amounts to US$ 13,457, was based on the shareholders remuneration policy of 45% of the free cash flow (calculated in Brazilian Reais), including the share repurchase program, and the additional dividends proposed.

	2024	2023
Dividends and interest on capital (1)	13,076	14,754
Share repurchase program (2)	381	735
Total capital remuneration reserve	13,457	15,489
(1) The Annual General Shareholders Meeting held in April 2024 changed the original Board of Administration’s proposal (see note 32.4.2.e).
(2) It excludes transaction costs on the repurchase of shares.

d)	Anticipation of dividends relating to 2024

In 2024, the Board of Directors approved the anticipation of dividends and interest on capital in the total amount of US$ 11,493 (R$64,139 million), equivalent to US$ 0,8917 (R$ 4,976) per common and preferred shares, based on the net income of the period from January to September 2024 (interim), as well on the use of profit reserves, as shown in the following table:

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interim dividends and interest on capital - 1st quarter of 2024 (1)	05.13.2024	06.11.2024	0.2029	2,615
Interim dividends and interest on capital - 2nd quarter of 2024	08.08.2024	08.21.2024	0.1875	2,417
Interim dividends and interest on capital - 3rd quarter of 2024	11.07.2024	12.23.2024	0.2346	3,023
Additional dividends proposed	11.21.2024	12.11.2024	0.2668	3,438
Total anticipated of remuneration to the shareholders of Petrobras			0.8917	11,493
Update by the SELIC interest rate (2)			0.0082	106
Total updated anticipated dividends			0.9000	11,599
Interim dividends and interest on capital by use of a portion of profit and loss				7,452
Interim dividends and interest on capital by use of a portion of profit retention reserve				4,147
(1) The amount of dividends and interest on capital per share was updated due to the share repurchase program, which reduced the number of outstanding shares.
(2) The amount of update by the SELIC interest rate on capital per share was calculated based on shares outstanding on December 31, 2024.

According to the Company’s bylaws, these amounts are indexed to the Selic interest rate, from the date of the payment to the end of the fiscal year (US$ 106) and are considered in determining the remaining dividends to be paid relating to 2024.

The interest on capital anticipated for the year 2024 resulted in a deductible expense which reduced the income tax expense by US$ 1,319. This amount was subject to withholding income tax (IRRF) of 15%, except for immune and exempt shareholders, as established in applicable law.

e)	Proposed dividends for 2024

The Dividends for 2024, proposed by management for approval at the Annual General Shareholders Meeting, amounts to US$ 13,076 (US$ 1.0146 per outstanding share), including the minimum mandatory dividend of 25% of the adjusted net income (US$ 1,446) and additional dividends proposed of US$ 6,006 arising from the remaining portion of retained earnings, in addition to US$ 5,624 arising from the capital remuneration and profit retention reserves. This proposal is superior to the priority of preferred shares and in accordance with the shareholders remuneration policy.

In relation to the dividends for 2023, on April 25, 2024, shareholders approved, at the Annual General Shareholders Meeting, a change to the management's original proposal made on March 7, 2024, which had been based in the application of the Shareholder Remuneration Policy formula (US$ 14,754).The total amount was adjusted to include the distribution of 50% of the remaining net income that had been appropriated to the capital remuneration reserve as an extraordinary dividend (US$ 4,244). Therefore, the total dividends for 2023 approved at the Annual General Shareholders Meeting is US$ 18,998 (equivalent to US$ 1.4634 per outstanding preferred and common share).

f)	Dividends payable

As of December 31, 2024, dividends payable within current liabilities, amounting to US$ 2,657, net of withholding income taxes over interest on capital US$ 385, relate to the anticipation of dividend approved on November 7, 2024, related to the third quarter of 2024. The first installment of these dividends was paid on February 20, 2025 and the second installment was paid on March 20, 2025.

Changes in the balance of dividends payable are set out as follows:

	2024	2023
Consolidated opening balance of dividends payable	3,539	4,171
Opening balance of dividends payable to non-controlling shareholders	38	2
Opening balance of dividends payable to shareholders of Petrobras	3,501	4,169
Additions relating to complementary dividends	7,178	6,864
Additions relating to anticipated dividends	11,493	11,605
Payments made	(18,327)	(19,670)
Indexation to the Selic interest rate	385	512
Transfers to unclaimed dividends	(64)	(84)
Withholding income taxes over interest on capital and indexation to the Selic interest rate	(383)	(410)
Translation adjustment	(1,145)	515
Closing balance of dividends payable to shareholders of Petrobras	2,638	3,501
Closing balance of dividends payable to non-controlling shareholders	19	38
Consolidated closing balance of dividends payable	2,657	3,539

Additional dividends proposed, amounting to US$ 1,477 (US$ 0.1146 per outstanding share), will be maintained in shareholders' equity until its approval on the Annual General Shareholders Meeting, expected to be held in April 2025, when it will be reclassified to liabilities, if approved.

32.4.3.	Unclaimed Dividends

As of December 31, 2024, the balance of dividends not claimed by shareholders of Petrobras is US$ 276, recorded as other current liabilities, as described in note 21 (US$ 337 as of December 31, 2023). The payment of these dividends was not carried out due to the lack of registration data for which the shareholders are responsible with the custodian bank for the Company's shares.

	2024	2023
Changes in unclaimed dividends
Opening balance	337	241
Prescription	(54)	(7)
Transfers from dividends payable	64	84
Translation adjustment	(71)	19
Closing Balance	276	337

Prescribed dividends amounting to US$ 54 in 2024 were transferred to equity, within retained earnings.

The following table presents the Company’s expectation of prescription of unclaimed dividends if missing registration data is uninformed by shareholders of Petrobras.

12.31.2024
Expectation of prescription of unclaimed dividends
2025	136
2026	68
2027	72
276

Accounting policy on distributions to shareholders

Interest on capital is a deductible expense, since it is part of the dividend for the year, as provided for in the Company’s bylaws, and accounted for in the statement of income, as required by tax legislation, resulting in a tax credit for income taxes recognized in the statement of income of the year.

The dividends portion provided for in the bylaws or that represents the minimum mandatory dividends is recognized as a liability within the statement of financial position. Any excess must be maintained in shareholders' equity, as additional dividends proposed, until its approval on the Annual General Shareholders Meeting.

Dividends not claimed by Petrobras’ shareholders are transferred from dividends payable to other current liabilities. After 3 years from the date these dividends are made available to shareholders, they are reclassified from other current liabilities to equity within retained earnings, in accordance with Petrobras' bylaws.

32.5.	Earnings per share

		2024			2023			2022
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	4,343	3,185	7,528	14,221	10,663	24,884	20,895	15,728	36,623
Weighted average number of outstanding shares	7,442,231,382	5,456,530,746	12,898,762,128	7,442,231,382	5,580,057,862	13,022,289,244	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.58	0.58	0.58	1.91	1.91	1.91	2.81	2.81	2.81
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	1.16	1.16	1.16	3.82	3.82	3.82	5.62	5.62	5.62
(1) Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income (loss) attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period. The change in the weighted average number of outstanding shares is due to the Share repurchase program (preferred shares) which was closed on August 4, 2024.

Diluted earnings per share are calculated by adjusting the net income (loss) attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings are identical as the Company has no potentially dilutive shares.